Commitments and contingent liabilities	12 Months Ended
Dec. 31, 2017
Disclosure of commitments and contingent liabilities [Line Items]
Disclosure of commitments and contingent liabilities [text block]
18.	Commitments and contingent liabilities

$000	Dec 31, 2017	Dec 31, 2016
Capital expenditure contracted for at statement of financial position date but not yet incurred is:
Property plant and equipment – subsidiaries	17,262	7,019
Commitments of joint ventures (attributable share)
Kibali	8,599	9,655
Morila	-	37
RAL 1	16,262	-
Total commitments of joint ventures (attributable share)	24,861	9,692
	42,123	16,711

Under the Kibali Joint Venture Agreement (JVA) the obligation of the parties (Randgold Resources (Kibali) Ltd and AngloGold Ashanti Holdings plc) in respect of the future funding (including but not limited to operating costs, capital costs and other costs) of Kibali and/or the Kibali project shall be pro-rata in proportion to their respective percentage interests in Kibali at the time any such future funding is required. In accordance with the Kibali JVA, Kibali will be funded via intercompany loans provided indirectly from Kibali (Jersey) Limited. Kibali declared a dividend of $60 million to shareholders in 2016. The approved capital expenditure plan for 2018 is $153.9 million (2017: $211.1 million) and is expected to be self-funded by operating cash flows.

Operating lease commitments

The lease relates to the oxygen plant at Loulo leased from Maligaz. The duration of the contract is 10 years and the contract is renewable for additional periods of 5 years thereafter. The future aggregate minimum lease payments[1] under operating leases are as follows:

$000	Dec 31, 2017	Dec 31, 2016

No later than 1 year	2,886	2,486
Later than 1 year and no later than 5 years	11,544	9,944
Later than 5 years	8,658	7,458
	23,088	19,888

[1]        These payments include payments for non-lease elements in the arrangement.

As discussed more fully in note 3 the group has received claims for various taxes in respect of subsidiaries and joint ventures from the State of Mali totaling $200.5 million (2016: $122.7 million). The group considers the material claims to be without merit or foundation.

Kibali Jersey Limited [Member]
Disclosure of commitments and contingent liabilities [Line Items]
Disclosure of commitments and contingent liabilities [text block]
24. COMMITMENTS AND CONTINGENT LIABILITIES

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Capital expenditure contracted for at statement of financial position date but not yet incurred is:

Property, plant and equipment	19,108	21,456	27,385